Other related party transactions (Details Narrative)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CAD ($)
Executive Officer [Member]
Accounts Payable And Accrued Liabilities	$ 0	$ 11,467
Board of Directors [Member]
Accounts Payable And Accrued Liabilities	76,843	16,000
Board of Directors's Fee [Member]
Accounts Payable And Accrued Liabilities	$ 162,500	$ 0